UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22820

Nuveen Flexible Investment Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  April 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JPW

Nuveen Flexible Investment Income Fund
Portfolio of Investments	April 30, 2017 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 135.0% (96.7% of Total Investments)

	COMMON STOCKS – 21.0% (15.0% of Total Investments)

	Banks – 2.6%

23,300	CIT Group Inc.	$1,079,023
20,700	The Bank of NT Butterfield and Son Limited	688,275
	Total Banks	1,767,298

	Biotechnology – 0.7%

7,000	Gilead Sciences, Inc.	479,850

	Building Products – 1.3%

22,300	Johnson Controls International PLC	927,010

	Capital Markets – 1.8%

40,075	Ares Capital Corporation	705,320
24,695	TPG Specialty Lending, Inc.	516,372
	Total Capital Markets	1,221,692

	Chemicals – 0.6%

77,600	CVR Partners LP	381,016

	Consumer Finance – 0.6%

14,200	Synchrony Financial	394,760

	Equity Real Estate Investment Trusts – 3.6%

22,100	Apartment Investment & Management Company, Class A	966,654
33,871	Colony Northstar, Inc.	442,694
38,000	MGM Growth Properties LLC	1,087,560
	Total Equity Real Estate Investment Trusts	2,496,908

	Industrial Conglomerates – 2.2%

15,600	Philips Electronics	536,952
13,300	Siemens AG, Sponsored ADR, (2)	953,730
	Total Industrial Conglomerates	1,490,682

	Insurance – 0.7%

10,900	CNA Financial Corporation	493,334

	Multi-Utilities – 0.8%

29,200	Veolia Environment S.A., ADR, (2)	552,756

	Pharmaceuticals – 3.2%

32,800	AstraZeneca PLC	992,200
29,400	GlaxoSmithKline PLC	1,202,460
	Total Pharmaceuticals	2,194,660

	Semiconductors & Semiconductor Equipment – 0.7%

36,300	Cypress Semiconductor Corporation	508,563

	Software – 0.7%

11,300	Oracle Corporation	508,048

	Specialty Retail – 0.4%

30,300	Kingfisher plc, (2)	272,852

NUVEEN	1

JPW	Nuveen Flexible Investment Income Fund
	Portfolio of Investments (continued)	April 30, 2017 (Unaudited)

Shares	Description (1)			Value

	Tobacco – 1.1%

14,500	Imperial Brands PLC, (2)			$720,969
	Total Common Stocks (cost $13,981,477)			14,410,398

Shares	Description (1)	Coupon	Ratings (3)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 26.0% (18.6% of Total Investments)

	Banks – 3.6%

17,080	Citigroup Inc.	6.875%	BB+	$503,006
17,429	Cowen Group, Inc.	8.250%	N/R	470,932
15,629	FNB Corporation	7.250%	Ba2	461,837
19,850	HSBC Holdings PLC	8.000%	Baa1	533,370
20,000	Huntington BancShares Inc.	6.250%	Baa3	542,000
	Total Banks			2,511,145

	Capital Markets – 5.0%

17,838	Charles Schwab Corporation	6.000%	BBB	488,761
14,065	Hercules Technology Growth Capital Incorporated	6.250%	BBB–	357,392
48,628	Ladenburg Thalmann Financial Services Inc.	8.000%	N/R	1,232,234
31,528	Morgan Stanley	7.125%	Ba1	925,347
18,213	Solar Capital Limited	6.750%	BBB–	464,432
	Total Capital Markets			3,468,166

	Consumer Finance – 2.8%

56,340	GMAC Capital Trust I	8.125%	B+	1,434,416
10,165	SLM Corporation, Series A	6.970%	Ba3	508,758
	Total Consumer Finance			1,943,174

	Equity Real Estate Investment Trusts – 4.6%

18,650	Colony Northstar, Inc.	8.875%	N/R	482,103
19,000	Colony Northstar, Inc.	8.750%	N/R	505,020
12,950	Coresite Realty Corporation	7.250%	N/R	332,686
2,390	Digital Realty Trust Inc.	7.375%	Baa3	66,777
17,700	Dupont Fabros Technology	6.625%	Ba2	484,980
13,055	Penn Real Estate Investment Trust	8.250%	N/R	332,250
37,140	VEREIT, Inc.	6.700%	BB	955,612
	Total Equity Real Estate Investment Trusts			3,159,428

	Food Products – 2.7%

30,300	CHS Inc.	7.100%	N/R	852,339
36,607	CHS Inc.	6.750%	N/R	993,514
	Total Food Products			1,845,853

	Insurance – 4.5%

20,934	Argo Group US Inc.	6.500%	BBB–	535,073
18,425	Endurance Specialty Holdings Limited	6.350%	BBB–	485,683
16,191	Kemper Corporation	7.375%	Ba1	432,300
5,227	Maiden Holdings NA Limited	8.000%	BBB–	133,137
19,325	Maiden Holdings NA Limited	7.750%	BBB–	509,214
39,300	National General Holding Company	7.625%	N/R	991,145
	Total Insurance			3,086,552

	Specialty Retail – 0.7%

18,985	TravelCenters of America LLC	8.000%	N/R	486,964

	Wireless Telecommunication Services – 2.1%

53,273	United States Cellular Corporation	7.250%	Ba1	1,419,724
	Total $25 Par (or similar) Retail Preferred (cost $16,727,370)			17,921,006

2	NUVEEN

Shares	Description (1)	Coupon		Ratings (3)	Value

	COVERTIBLE PREFERRED SECURITIES – 5.8% (4.2% of Total Investments)

	Banks – 2.9%

400	Bank of America Corporation	7.250%		BB+	$485,368
1,203	Wells Fargo & Company	7.500%		BBB	1,527,810
	Total Banks				2,013,178

	Electric Utilities – 2.9%

15,900	NextEra Energy Inc.	6.371%		BBB	976,896
18,950	Great Plains Energy Inc.	7.000%		N/R	1,025,195
	Total Electric Utilities				2,002,091
	Total Convertible Preferred Securities (cost $3,816,924)				4,015,269

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 65.9% (47.2% of Total Investments)

	Aerospace & Defense – 0.7%

$500	Triumph Group Inc.	4.875%	4/01/21	B1	$490,000

	Auto Components – 2.6%

500	American & Axle Manufacturing Inc., 144A	6.250%	4/01/25	BB–	497,500
425	American & Axle Manufacturing Inc., 144A	6.500%	4/01/27	BB–	421,813
875	Cooper-Standard Automotive Inc., 144A	5.625%	11/15/26	B	887,031
1,800	Total Auto Components				1,806,344

	Automobiles – 0.7%

425	General Motors Corporation	6.600%	4/01/36	BBB	489,864

	Banks – 2.4%

575	Bank of America Corporation	6.300%	N/A (4)	BB+	633,219
900	JP Morgan Chase & Company	6.750%	N/A (4)	BBB–	1,015,200
1,475	Total Banks				1,648,419

	Beverages – 2.0%

1,250	Anheuser Busch InBev Finance Inc.	4.900%	2/01/46	A–	1,365,349

	Biotechnology – 0.7%

475	AMAG Pharmaceuticals Inc., 144A	7.875%	9/01/23	B+	451,250

	Capital Markets – 0.7%

475	Raymond James Financial Inc.	4.950%	7/15/46	BBB	485,910

	Chemicals – 5.0%

925	A Schulman Inc.	6.875%	6/01/23	B	975,875
725	CVR Partners LP / CVR Nitrogen Finance Corp., 144A	9.250%	6/15/23	B+	740,406
1,075	Trinseo Materials Operating, 144A	6.750%	5/01/22	BB–	1,134,125
450	Univar Inc., 144A	6.750%	7/15/23	B	469,125
100	Versum Materials, Inc., 144A	5.500%	9/30/24	BB	103,875
3,275	Total Chemicals				3,423,406

	Commercial Services & Supplies – 3.7%

625	GFL Environmental Corporation, 144A	7.875%	4/01/20	B–	648,438
525	GFL Environmental Corporation, 144A	9.875%	2/01/21	B–	564,375
945	R.R. Donnelley & Sons Company	6.500%	11/15/23	B+	922,556
450	R.R. Donnelley & Sons Company	6.000%	4/01/24	B+	422,438
2,545	Total Commercial Services & Supplies				2,557,807

NUVEEN	3

JPW	Nuveen Flexible Investment Income Fund
	Portfolio of Investments (continued)	April 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Consumer Finance – 2.1%

$450	Ally Financial Inc.	5.750%	11/20/25	BB	$460,688
900	Navient Corporation	8.000%	3/25/20	BB	990,000
1,350	Total Consumer Finance				1,450,688

	Containers & Packaging – 1.4%

900	Sealed Air Corporation, 144A	6.875%	7/15/33	BB	978,750

	Diversified Telecommunication Services – 7.3%

1,800	CenturyLink Inc.	7.650%	3/15/42	BB+	1,655,998
1,950	Frontier Communications Corporation	11.000%	9/15/25	BB–	1,879,311
935	GCI Inc.	6.875%	4/15/25	BB–	1,005,125
485	Qwest Corp.	6.875%	9/15/33	BBB–	485,179
5,170	Total Diversified Telecommunication Services				5,025,613

	Equity Real Estate Investment Trusts – 1.4%

925	Communications Sales & Leasing Inc.	8.250%	10/15/23	BB–	987,152

	Food & Staples Retailing – 2.8%

1,250	Rite Aid Corporation, 144A	6.125%	4/01/23	B	1,237,500
675	Whole Foods Market Inc.	5.200%	12/03/25	BBB–	707,256
1,925	Total Food & Staples Retailing				1,944,756

	Health Care Providers & Services – 1.4%

945	Kindred Healthcare Inc.	8.000%	1/15/20	B–	975,713

	Hotels, Restaurants & Leisure – 1.3%

800	McDonald’s Corporation	4.875%	12/09/45	BBB+	862,234

	Household Durables – 1.4%

950	Tempur Sealy International, Inc.	5.500%	6/15/26	BB	945,251

	Internet Software & Services – 0.7%

450	Donnelley Financial Solutions, Inc.	8.250%	10/15/24	B	471,375

	Machinery – 3.9%

950	Automation Tooling Systems, Inc., 144A	6.500%	6/15/23	B+	988,000
900	Dana Financing Luxembourg Sarl, 144A	6.500%	6/01/26	BB	942,750
730	Meritor Inc.	6.750%	6/15/21	B+	757,375
2,580	Total Machinery				2,688,125

	Media – 3.2%

1,070	Dish DBS Corporation	5.875%	11/15/24	Ba3	1,122,163
475	Dish DBS Corporation	7.750%	7/01/26	Ba3	556,344
500	Nexstar Escrow Corporation, 144A	5.625%	8/01/24	B+	512,500
2,045	Total Media				2,191,007

	Metals & Mining – 0.8%

500	ArcelorMittal	7.750%	10/15/39	Ba1	571,250

	Multiline Retail – 0.7%

475	Nordstrom, Inc.	5.000%	1/15/44	BBB+	451,707

	Oil, Gas & Consumable Fuels – 0.7%

450	Enviva Parnters LP / Enviva Partners Finance Corp., 144A	8.500%	11/01/21	B+	477,000

	Real Estate Management & Development – 2.0%

1,250	Greystar Real Estate Partners, LLC, 144A	8.250%	12/01/22	BB–	1,350,000

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Semiconductors & Semiconductor Equipment – 1.4%

$925	Amkor Technology Inc.	6.625%	6/01/21	BB	$942,344

	Software – 0.6%

375	Conduent Finance Inc / Xerox Business Services LLC, 144A	10.500%	12/15/24	BB	435,000

	Specialty Retail – 2.9%

2,025	L Brands, Inc.	6.875%	11/01/35	BB+	1,996,648

	Technology Hardware, Storage & Peripherals – 5.8%

1,525	Hewlett Packard Enterprise Co	6.350%	10/15/45	BBB+	1,584,201
1,025	Seagate HDD Cayman	4.875%	6/01/27	BBB–	992,766
1,225	Western Digital Corporation	10.500%	4/01/24	BB+	1,445,500
3,775	Total Technology Hardware, Storage & Peripherals				4,022,467

	Wireless Telecommunication Services – 5.6%

900	Altice Financing SA, 144A	7.500%	5/15/26	BB–	972,000
2,500	Viacom Inc.	6.875%	4/30/36	BBB	2,904,531
3,400	Total Wireless Telecommunication Services				3,876,531
$43,435	Total Corporate Bonds (cost $43,616,351)				45,361,960

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 16.3% (11.7% of Total Investments)

	Banks – 7.6%

$1,175	Bank of America Corporation	6.500%	N/A (4)	BB+	$1,305,719
450	Citigroup Inc.	5.800%	N/A (4)	BB+	470,250
1,325	Citigroup Inc.	6.250%	N/A (4)	BB+	1,442,594
425	PNC Financial Services Inc.	6.750%	N/A (4)	Baa2	479,719
450	Wells Fargo & Company	5.875%	N/A (4)	BBB	488,250
1,000	Zions Bancorporation	7.200%	N/A (4)	BB–	1,080,000
4,825	Total Banks				5,266,532

	Capital Markets – 0.7%

475	Goldman Sachs Group Inc.	5.300%	N/A (4)	Ba1	493,109

	Consumer Finance – 0.7%

475	Capital One Financial Corporation	5.550%	N/A (4)	Baa3	494,000

	Electric Utilities – 2.1%

1,310	Emera, Inc.	6.750%	6/15/76	BBB–	1,442,638

	Energy Equipment & Services – 0.7%

425	Transcanada Trust	5.875%	8/15/76	BBB	456,875

	Food Products – 3.2%

1,495	Land O’ Lakes Incorporated, 144A	8.000%	N/A (4)	BB	1,599,648
575	Land O’Lakes Inc., 144A	8.000%	N/A (4)	BB	615,250
2,070	Total Food Products				2,214,898

	Insurance – 0.7%

400	Liberty Mutual Group, 144A	7.800%	3/07/87	Baa3	463,000

	U.S. Agency – 0.6%

350	Cobank Agricultural Credit Bank	6.250%	N/A (4)	BBB+	381,472
$10,330	Total $1,000 Par (or similar) Institutional Preferred (cost $10,609,172)				11,212,524
	Total Long-Term Investments (cost $88,751,294)				92,921,157

NUVEEN	5

JPW	Nuveen Flexible Investment Income Fund
	Portfolio of Investments (continued)	April 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 4.7% (3.3% of Total Investments)

	REPURCHASE AGREEMENTS – 4.7% (3.3% of Total Investments)

$3,203	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/28/17, repurchase price $3,203,090, collateralized by $3,150,000 U.S. Treasury Bonds, 3.125%, due 8/15/44, value $3,267,968	0.090%	5/01/17	$3,203,066
	Total Short-Term Investments (cost $3,203,066)			3,203,066
	Total Investments (cost $91,954,360) – 139.7%			96,124,223
	Borrowings – (39.2)% (5), (6)			(27,000,000)
	Other Assets Less Liabilities – (0.5)%			(297,619)
	Net Assets Applicable to Common Shares – 100%			$68,826,604

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stock	$11,910,091	$2,500,307	$—	$14,410,398
$25 Par (or similar) Retail Preferred	17,921,006	—	—	17,921,006
Convertible Preferred Securities	4,015,269	—	—	4,015,269
Corporate Bonds	—	45,361,960	—	45,361,960
$1,000 Par (or similar) Institutional Preferred	—	11,212,524	—	11,212,524

Short-Term Investments:
Repurchase Agreements	—	3,203,066	—	3,203,066
Total	$33,846,366	$62,277,857	$—	$96,124,223

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognizing of premium amortization, timing differences in recognition of income on REIT investments and timing difference in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2017, the cost of investments was $91,882,723.

6	NUVEEN

Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2017, were as follows:

Gross unrealized:
Appreciation	$5,069,855
Depreciation	(828,355)
Net unrealized appreciation (depreciation) of investments	$4,241,500

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Perpetual security. Maturity date is not applicable.

(5)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $60,070,001 have been pledged as collateral for borrowings.

(6)	Borrowings as a percentage of Total Investments is 28.1%.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

REIT	Real Estate Investment Trust.

NUVEEN	7

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Flexible Investment Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: June 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2017